TAXATION (Tables)	12 Months Ended
Dec. 31, 2023
TAXATION
Schedule of Income/ (loss) before income taxes

	For the year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Cayman Islands	199,956	(639,136)	(607,235)
PRC	1,120,667	2,743,467	9,798,930
Other countries	(230,720)	(127,622)	(1,701,530)
Income before income taxes	1,089,903	1,976,709	7,490,165

Schedule of current and deferred positions of income tax expense

	For the year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Current income tax expenses
PRC	(280,877)	(867,937)	(2,050,538)
Other countries	(175,633)	(58,014)	(55,150)
Total current income tax expenses	(456,510)	(925,951)	(2,105,688)
Deferred tax (expenses)/benefits
PRC	77,741	457,266	615,933
Other countries	184,629	(136,593)	229,470
Total deferred tax benefits	262,370	320,673	845,403
Income tax expenses, net	(194,140)	(605,278)	(1,260,285)

Schedule of reconciliation of the differences between statutory tax rate and the effective tax rate

	For the year ended December 31,
	2021	2022	2023
	%	%	%
Statutory CIT rate	25.0	25.0	25.0
Effect of permanent differences:
—Share-based compensation expenses	0.1	3.2	0.6
—Change in fair value of convertible senior notes and call options	(4.4)	0.2	0.1
—Accrued payroll and welfare expenses	0.1	0.1	0.1
—Change of enacted tax rate and preferential tax benefit	2.1	1.6	(1.4)
—Other permanent differences	(1.8)	3.4	(0.8)
Difference in tax rate of subsidiaries outside the PRC	2.2	3.9	2.4
Effect of tax holiday for subsidiaries	(12.9)	(12.1)	(10.7)
Change in valuation allowance	7.4	5.3	1.5
Effective tax rate	17.8	30.6	16.8

Schedule of aggregate amount and per share effect of reduction of CIT for certain PRC subsidiaries

	For the year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
The aggregate amount of effect*	140,235	239,268	797,930
Per share effect—basic	0.74	1.21	3.84
Per share effect—diluted	0.68	1.19	3.53
*	Increase of the aggregated amount of effect in 2023 was mainly attributable to more profit generated by the Group’s PRC subsidiaries with preferential tax rates.

Schedule of deferred tax assets/liability

	As of December 31,
	2022	2023
	RMB	RMB
Net operating losses	529,522	220,366
Accrued warranty costs	373,064	546,616
Provision for inventories, accounts receivable, other receivable	230,019	265,131
Timing difference for subsidiary income	166,857	601,568
Timing difference for countervailing duties	—	18,534
Other temporary differences	69,183	153,981
Impairment for property, plant and equipment and project assets	35,491	57,221
Total deferred tax assets	1,404,136	1,863,417
Less: Valuation allowance	(243,141)	(357,198)
Less: Deferred tax liabilities in the same tax jurisdiction	(456,751)	(216,215)
Deferred tax assets	704,244	1,290,004

Timing difference for property, plant and equipment	(478,515)	(234,786)
Timing difference for refund of countervailing duties	(90,864)	—
Deferred tax liabilities related to cumulative distributable earnings in Jiangxi Jinko	(52,173)	(68,461)
Other temporary differences	(30,007)	(44,474)
Total deferred tax liabilities	(651,559)	(347,721)
Less: Deferred tax assets in the same tax jurisdiction	456,751	216,215
Deferred tax liabilities	(194,808)	(131,506)

Schedule of Movement of valuation allowance

	For the year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
At beginning of year	(136,847)	(217,124)	(243,141)
Current year additions	(88,667)	(216,260)	(222,649)
Utilization and reversal of valuation allowances	8,390	111,296	108,592
Decrease of valuation allowances related to the disposal of a subsidiary	—	78,947	—
At end of year	(217,124)	(243,141)	(357,198)